4. Cash and cash equivalents and Marketable securities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents1 [line items]
Cash at bank and in hand	$ 389	$ 572
Total short-term financial investments	19,077	6,800
Total cash and cash equivalents	19,466	7,372
Abroad [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	16,732	5,097
BRAZIL [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	2,345	1,703
Time deposits [member] | Abroad [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	6,908	7
Automatic Investing Accounts and Interest Checking Accounts [member] | Abroad [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	9,463	4,620
Other Financial Investments [member] | Abroad [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	361	470
Other Investment Funds [member] | BRAZIL [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	24	4
Interbank deposit rate investment funds and other short-term deposits [member] | BRAZIL [member]
Cash and cash equivalents1 [line items]
Short-term financial investments	$ 2,321	$ 1,699